Related Party Balance and Transactions (Details) - Schedule of Transactions with Related Parties - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction [Line Items]
Other income shared with related parties		¥ 100
Transactions with related parties, total		386
Self Commitment And Non Group Collaborative Agreements [Member]
Related Party Transaction [Line Items]
Base commission income and Sales incentive income		286
Self Commitment And Non Group Collaborative Agreements [Member] | Muju [Member]
Related Party Transaction [Line Items]
Base commission income and Sales incentive income		286
Self Commitment And Non Group Collaborative Agreements [Member] | Chenji Zhaozhao [Member]
Related Party Transaction [Line Items]
Other income shared with related parties		¥ 100